Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000206968
Average Annual Return [Line Items]
Average Annual Return, Percent		16.43%	4.13%	8.90%
Without Sales Load [Member] | C000206969
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%	4.18%	8.95%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			2.80%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				6.95%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			2.80%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				6.95%
BlackRock China A Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index
BlackRock China A Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index